Asset Retirement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance	$ 45,069	$ 34,906
Adjustments in estimates for current obligations	(5,836)	2
Asset retirement obligation incurred during current period		7,467
Asset retirement obligation decommissioned during current period	(689)
Accretion expense	2,999	2,694
Ending balance	$ 41,543	$ 45,069